UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                               Form 13F

                           Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment  (      ) ;   Amendment Number:
This Amendment  (Check only one.)  :    (     )  is a restatement.
                                        (     )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Commonfund Asset Management Company, Inc.
Address:  15 Old Danbury Road
          P. O. Box 812
          Wilton, CT  06897-0812

Form 13F File Number: 28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael H. Strauss
Title:  Chief Operating Officer, Commonfund Asset Management Company, Inc.
Phone:  203-563-5127

Signature, Place, and Date of Signing:

/s/ Michael H. Strauss          Wilton, CT                2/9/10
(Signature)                    (City, State)              (Date)

Report Type      (Check only one.):

(     )     13F HOLDINGS REPORT.     (Check here if all holdings of this
            reporting manager are reported in this report.)

(     )     13F NOTICE.     (Check here if no holdings reported are in this
            report, and all holdings are reported by other reporting manager(s).)

(  X  )     13F COMBINATION REPORT.   (Check here if a portion of the holdings
            for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number      Name of Sub-adviser

1            28-05508                Aronson + Johnson + Ortiz
2            28-03121                David M. Knott
3            28-06035                D.G. Capital Management, Inc.
4            28-02602                Edgewood Management Company
5            28-11312                F&C Management Ltd.
6            28-01185                Frontier Capital Management Co.
7            28-04981                Goldman Sachs Asset Management
8            28-2013                 Harris Associates, L.P.
9            28-10706                IronBridge Capital Management
10           801-39502               Jarislowsky Fraser Ltd.
11           28-11937                JP Morgan Investment Management, Inc.
12           28-12154                Levin Capital Securities, LP
13           28-06748                Marsico Asset Management, LLC
14           28-04632                Martingale Asset Management
15           28-1399                 Southeastern Asset Management, Inc.
16           28-01693                Steinberg Asset Management, LLC
17           28-00620                The Boston Company Asset Management, LLC
18           28-02927                Water Street Capital Inc.
19           28-517                  Wellington Management Company, LLP

                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:            4

Form 13F Information Table Value Total:         $6,776
                                              (thousands)


Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

List of Other Included Managers:

No.              Form 13F File Number          Name of Sub-adviser

1                None                          GSI (Bermuda), Ltd.
2                None                          Odey Asset Management LLP

                                            Form 13(f) Information Table
Column 1          Column 2    Column 3     Column 4                Column 5           Column 6     Column 7          Column 8
Name of           Title of    Cusip        Value        Shares or    Shares/   Put/   Investment   Other        Voting Authority
Issuer            Class                    (x$1000)     PRN Amt.     PRN       Call   Discretion   Managers   Sole   Shared   None

DUOYUAN GLOBAL
WATER INC ADR     ADR         266043108       671         18,750                       Defined        1         x

E-HOUSE CHINA
HOLDINGS ADS      ADR         26852W103     2,158        119,102                       Defined        1         x

HOLLYSIS
AUTOMATION
TECHNOLOGY        COM         G45667105     3,373        280,869                       Defined        1         x

YAMANA GOLD INC   COM         98462Y100       574         50,400                       Defined        2         x
